Contract liability - Additional Information (Details) - Osisko Bermuda Ltd $ in Millions, $ in Millions	Sep. 26, 2022 USD ($) item	Nov. 20, 2020 CAD ($)	Sep. 26, 2022 CAD ($)	Feb. 28, 2021 USD ($)	Nov. 20, 2020 USD ($)	Nov. 20, 2020 CAD ($)
Sapuchi | Gold and Silver Stream Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability, transaction price					$ 15.0	$ 19.1
Contract liability, amount contributed		$ 10.5
Remaining payments				$ 4.5
Percentage of payable gold and silver to be purchased by related party		15.00%
Price as percentage of daily per ounce gold and silver market price		15.00%
Initial term of stream agreement		40 years
Renewal term of stream agreement		10 years
Interest rate used to calculate the accretion on the contract liability's financing component		24.00%
Tintic Consolidated Metals LLC | Metals Stream Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability, transaction price	$ 26.1		$ 20.0
Threshold ounces of refined gold to be delivered | item	27,150
Ongoing cash payments as percentage of applicable spot metal price	25.00%
Interest rate used to calculate the accretion on the contract liability's financing component	5.00%
Tintic Consolidated Metals LLC | Metals Stream Agreement | Until 27,150 ounces of refined gold have been delivered
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivable as percentage of refined metal production	2.50%
Tintic Consolidated Metals LLC | Metals Stream Agreement | After 27,150 ounces of refined gold have been delivered
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivable as percentage of refined metal production	2.00%